Non-Controlling Interests (Details Textual)	1 Months Ended
	May. 31, 2014	Dec. 31, 2015	Jul. 15, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Equity interest (as a percent)		100.00%	100.00%
Tianwei Baobian Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Equity interest (as a percent)				25.99%
Tianwei Baobian Tianwei Group Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Equity interest transferred (as a percent)	7.00%